Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Schedule of Revenue and Profit Information and Certain Assets
The following table presents revenue and profit information and certain assets and liabilities information regarding the Group’s reportable segments for the years ended March 31, 2019, March 31, 2020 and March 31, 2021 and as at March 31, 2020 and March 31, 2021:
a. Year ended March 31, 2019

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	107,390	206,562	27,383	292,080	64,559	29,033	132,228	49,777	—	909,012
Inter-segment sales	—	—	—	206	678	81	—	455	(1,420)	—
Segment revenue	107,390	206,562	27,383	292,286	65,237	29,114	132,228	50,232	(1,420)	909,012
Cost of Sales and expenses	(109,729)	(100,567)	(20,421)	(270,228)	(49,962)	(22,793)	(55,703)	(40,431)	1,420	(668,414)
Segment profit / (loss)	(2,339)	105,995	6,962	22,058	15,275	6,321	76,525	9,801	—	240,598
Depreciation and amortisation	(1,447)	(18,768)	(4,287)	(16,577)	(5,969)	(2,455)	(42,669)	(3,974)	—	(96,146)
Other items*	—	—	—	—	—	—	—	—	—	(1,847)
Impairment (Refer Note 14)	—	—	—	—	—	—	2,611	—	—	2,611

Operating profit / (loss)	(3,786)	87,227	2,675	5,481	9,306	3,866	36,467	5,827	—	145,216
Investment and other income										31,540
Finance and other costs										(59,026)

Profit before tax										117,730

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	2,732	36,574	15,939	15,265	307	377	38,412	51,910		161,516

*	Other items represent forex loss on MAT credit entitlements which have not been allocated to any segment.

**	Others includes acquisition through business combinations

b. Year ended March 31, 2020

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	90,517	181,590	31,275	265,445	58,599	34,500	126,608	46,912	—	835,446
Inter-segment sales	9	—	—	328	—	130	—	913	(1,380)	—
Segment revenue	90,526	181,590	31,275	265,773	58,599	34,630	126,608	47,825	(1,380)	835,446
Cost of Sales and expenses	(93,420)	(94,450)	(27,477)	(245,837)	(42,109)	(26,318)	(53,925)	(43,187)	1,380	(625,343)
Segment profit / (loss)	(2,894)	87,140	3,798	19,936	16,490	8,312	72,683	4,638	—	210,103
Depreciation and amortisation	(1,471)	(22,610)	(6,329)	(17,183)	(5,701)	(2,413)	(40,077)	(4,706)	—	(100,490)
Other items*	(2,028)	—	(42)	1,681	—	—	—	—	—	(1,525)
Impairment (Refer Note 14)	(6,692)	—	—	—	—	(1,201)	(135,031)	(5,098)	—	(148,022)

Operating profit / (loss)	(13,085)	64,530	(2,573)	4,434	10,789	4,698	(102,425)	(5,166)	—	(39,934)
Investment and other income										25,714
Finance and other costs										(54,557)

Loss before tax										(68,777)

Assets and liabilities
Assets
Segment assets	64,853	206,643	51,831	486,545	174,210	34,450	155,551	80,247		1,254,330
Financial assets investments										911
Deferred tax asset										82,669
Short-term investments										327,210
Cash and cash equivalents (including restricted cash and cash equivalents)										51,558
Income tax assets										26,530
Others										12,197

Total assets										1,755,405

Liabilities
Segment liabilities	45,368	47,650	12,266	179,278	16,418	11,813	102,055	15,454	—	430,302
Borrowings										579,475
Current tax liabilities										1,894
Deferred tax liabilities										29,675
Others										32,164

Total liabilities										1,073,510

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	2,192	46,088	7,552	14,187	671	1,081	45,490	2,373		119,668

*
Other items represent provision for receivables from KCM of
₹
 2,070 million, Renewable Power Obligation (RPO) liability reversal of
₹
 1,681 million. Additionally, forex loss on MAT credit entitlements of
₹
 1,136 million which has not been allocated to any segment is included in here.

**	The total of additions includes ₹ 34 million not allocated to any segment. Iron Ore includes acquisition through business combination.

c. Year ended March 31, 2021

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue
Sales	108,879	219,316	27,290	285,756	53,752	44,875	75,308	53,454	—	868,630	11,876
Inter-segment sales	18	—	—	686	—	409	—	313	(1,426)	—	—
Segment revenue	108,897	219,316	27,290	286,442	53,752	45,284	75,308	53,767	(1,426)	868,630	11,876
Cost of Sales and expenses	(110,650)	(103,116)	(19,190)	(208,919)	(39,682)	(27,108)	(43,142)	(44,634)	1,426	(595,015)	(8,135)
Segment profit / (loss)	(1,753)	116,200	8,100	77,523	14,070	18,176	32,166	9,133	—	273,615	3,741
Depreciation and amortisation	(1,533)	(24,617)	(3,211)	(16,926)	(5,749)	(2,208)	(21,274)	(5,660)	—	(81,178)	(1,110)
Other items*	(2,086)	—	(40)	950	—	—	—	(2,135)	—	(3,145)	(43)
Asset Under Construction written off (Refer Note 14)	—	—	—	(1,811)	—	—	—	(629)	—	(2,440)	(33)

Operating profit / (loss)	(5,372)	91,583	4,849	59,736	8,321	15,968	10,892	709	—	186,852	2,555
Investment and other income										32,177	440
Finance and other costs										(52,955)	(724)

Profit before tax										166,074	2,271

Assets and liabilities
Assets
Segment assets	59,570	200,072	60,740	477,070	163,620	33,039	181,108	78,024		1,253,243	17,135
Financial assets investments										1,532	21
Deferred tax asset										73,958	1,011
Short-term investments										281,775	3,853
Cash and cash equivalents (including restricted cash and cash equivalents)										49,563	678
Income tax assets										27,549	377
Loans to related party										70,712	967
Others										12,779	174

Total assets										1,771,111	24,216

Liabilities
Segment liabilities	43,277	47,217	10,672	156,994	18,405	12,269	111,776	20,990		421,600	5,764
Borrowings										569,222	7,783
Current tax liabilities										2,792	38
Deferred tax liabilities										21,894	299
Others										21,554	296

Total liabilities										1,037,062	14,180

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	622	25,163	3,754	17,135	267	985	15,192	6,019		69,155	946

*
Other items represent provision for receivables from KCM of
₹
 2,127 million ($ 29 million), Renewable Power Obligation (RPO) liability reversal of
₹
 950 million ($ 13 million), Costs to be incurred by the Company for obtaining Environment Clearance of
₹
 2,135 million ($ 29 million). Additionally, forex gain on MAT credit entitlements of
₹
 166 million ($ 2 million) which has not been allocated to any segment is included in here.

**	The total of additions includes ₹ 18 million ($ 0 million) not allocated to any segment. Others segment includes ₹ 3,543 million ($ 48 million) acquired through business combination.

Schedule of Geographical Segment Analysis
The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

	Year ended March 31,
	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	591,599	542,256	536,212	7,331
China	37,868	26,942	52,213	714
UAE	10,150	8,201	6,984	95
Malaysia	48,657	76,479	71,092	972
Others	220,738	181,568	202,129	2,764

	909,012	835,446	868,630	11,876

Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area
The following is an analysis of the carrying amount of
non-current
assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current
financial assets analysed by the geographical area in which the assets are located: —

	As at March 31
	2020	2021	2021
	Carrying amount	Carrying Amount	Carrying Amount
	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	973,821	954,629	13,052
South Africa	37,231	44,486	608
Namibia	7,500	8,870	121
Taiwan	11,620	10,029	137
Others	9,840	7,883	108

	1,040,012	1,025,897	14,026

Summary of Disaggregated Revenue from Contracts with Customers
Below table summarises the disaggregated revenue from contracts with customers: —

	Year ended March 31,
	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil	126,430	109,062	64,798	886
Gas	5,270	7,945	6,837	93
Zinc Metal	172,046	157,559	166,343	2,274
Lead Metal	37,575	34,702	38,803	531
Silver Metal & Bars	25,829	24,756	43,949	601
Iron Ore	6,911	14,820	21,734	297
Metallurgical Coke	532	553	2,565	35
Pig Iron	20,612	22,394	24,249	332
Copper Products	92,931	73,489	102,049	1,395
Aluminium Products	280,730	254,293	283,944	3,882
Power	47,839	44,064	36,509	499
Steel Products	41,859	37,850	39,663	542
Ferro Alloys	—	—	2,740	37
Others	42,186	37,465	21,261	291

Revenue from contracts with customers*	900,750	818,952	855,444	11,696
Revenue from contingent rents	16,724	16,729	15,147	207
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(8,462)	(12,995)	(1,961)	(27)
JV partner’s share of the exploration costs approved under the OM (Refer Note 6(b))	—	12,760	—	—

Total Revenue	909,012	835,446	868,630	11,876

*
includes revenues from sale of services aggregating to
₹
 2,205 million,
₹
 2,159 million and
₹
 2,239 million ($ 30 million) for the financial years ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively which is recorded over a period of time and the balance revenue is recognised at a point in time.